Consolidated Balance Sheets - USD ($)	Dec. 26, 2020	Dec. 28, 2019
Current assets:
Cash and cash equivalents	$ 148,780,000	$ 30,868,000
Current receivables, net	67,335,000	25,665,000
Inventories, net	302,307,000	300,312,000
Other Assets, Current	13,997,000	18,447,000
Assets Held-for-sale, Not Part of Disposal Group, Current	43,023,000	72,229,000
Total current assets	575,442,000	447,521,000
Property, equipment, and software, net	135,872,000	142,515,000
Accounts and Financing Receivable, after Allowance for Credit Loss, Noncurrent	12,800,000	12,750,000
Goodwill	448,258,000	124,521,000
Other intangible assets, net	109,892,000	53,534,000
Operating Lease, Right-of-Use Asset	502,104,000	455,328,000
Assets Held-for-sale, Not Part of Disposal Group, Noncurrent	55,116,000	59,015,000
Other assets, net	8,428,000	11,029,000
Total assets	1,847,912,000	1,306,213,000
Current liabilities:
Current installments of long-term debt	104,053,000	157,638,000
Operating Lease, Liability, Current	127,032,000	103,298,000
Accounts payable and accrued expenses	252,389,000	149,672,000
Deferred revenue - current	25,174,000	9,934,000
Total current liabilities	549,224,000	509,137,000
Long-term debt, excluding current installments	466,944,000	243,200,000
Long-term Debt and Lease Obligation	402,276,000	390,188,000
Other Liabilities, Noncurrent	35,522,000	2,520,000
Total liabilities	1,462,745,000	1,154,452,000
Stockholders' equity:
Common stock	401,000	183,000
Preferred stock	13,000	19,000
Additional paid-in capital	382,383,000	108,339,000
Accumulated other comprehensive income (loss), net of taxes	(1,399,000)	(1,538,000)
Retained earnings	3,769,000	18,388,000
Stockholders' Equity Attributable to Parent	385,167,000	125,391,000
Noncontrolling Interest in Variable Interest Entity	0	26,370,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	385,167,000	151,761,000
Total liabilities and stockholders' equity	1,847,912,000	1,306,213,000
Liabilities Held-For-sale, Not Part Of Disposal Group, Current	40,576,000	88,595,000
Liabilities Held-For-sale, Not Part of Disposal Group, Noncurrent	$ 8,779,000	$ 9,407,000